Property and Equipment, net	12 Months Ended
Dec. 31, 2022
Property and Equipment, net
Property and Equipment, net
5.

Property and Equipment, net
In

November 2021, DSS

acquired
1/3

of a

land owned

by a

then related

party company,

to

which DSS
owned also 1/3,

for the purchase

price of €
1.1

million. The total

acquisition cost, including expenses

and
taxes amounted to $ 1,358 .
The Company owns the land and building

of its principal corporate offices in Athens, Greece.

Additionally,
DSS owns,

together with

a related

party company,

another plot

of land

in the

nearby area,

acquired for
office use.

Other assets

consist of

office furniture

and equipment,

computer software

and hardware

and
vehicles. The amount reflected in “Property and equipment, net” is analyzed as follows:
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2020 $
27,198 $ (5,494)
$ 21,704
- Additions in property and equipment 1,600 -

1,600
- Depreciation for the year - (462)

(462)
- Disposal of assets (529) 529 -
Balance, December 31, 2021 $ 28,269 $ (5,427) $ 22,842
- Additions in property and equipment 667 - 667
- Depreciation for the year - (546) (546)
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963